Acquisitions Schedule of Consideration Transferred (Details) (USD $) Share data in Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		May 07, 2013		Dec. 31, 2012
Consideration Transferred [Line Items]
Common Stock, Shares, Issued	362.2		133.7		327.6
Other consideration per share			$ 22.80
Cash to be Received by Shareholders Upon Acquisition, per share			27.30
Payments to Acquire Businesses, Gross	3,800,000,000
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Number of Outstanding Options			4.9
In-the-money consideration per share			15.94	[1]
Performance share units and restricted stock units			1.6
Equity cash consideration			49.80
Restricted shares outstanding			1.1
Employee tax withholdings			(0.4)
Net restricted shares outstanding			0.7
Business Combination, Consideration Transferred, Other	6,900,000	[2]
Business Combination, Consideration Transferred	6,896,100,000
Fair value of awards attributed to pre-merger services	6,900,000
Fair value attributed to post-merger services	19,000,000
Cash compensation pursuant to employee agreements	6,500,000
Number of shares not automatically vested			0.5
Restricted Stock [Member]
Consideration Transferred [Line Items]
Business Combination, Consideration Transferred, Equity Interests Issued and Issuable	17,200,000
Payments to Acquire Businesses, Gross	20,500,000
Cash paid for employee tax withholdings	18,800,000
Performance share units and restricted stock units [Member]
Consideration Transferred [Line Items]
Payments to Acquire Businesses, Gross	58,500,000	[3]
Employee Stock Option [Member]
Consideration Transferred [Line Items]
Payments to Acquire Businesses, Gross	78,100,000	[1]
Common Stock [Member]
Consideration Transferred [Line Items]
Business Combination, Consideration Transferred, Equity Interests Issued and Issuable	3,047,400,000
Payments to Acquire Businesses, Gross	$ 3,648,700,000

[1]	Based on the average of the volume weighted averages of the trading prices of Aetna common shares on the New York Stock Exchange for each of the five consecutive trading days ending on the trading day that was two trading days prior to the Effective Date.
[2]	Certain of Coventry's named executive officers received payments pursuant to employment agreements entered into prior to the Coventry acquisition. The total compensation paid in cash pursuant to such agreements in connection with the Merger was $6.5 million. Other consideration transferred also includes the portion of the fair value of the Rollover Units that was attributed to pre-Merger services. The fair value of the Rollover Units attributable to post-Merger services has been recorded as selling, general and administrative expense in Aetna's post-Merger financial statements.
[3]	Pursuant to the terms of certain employment agreements, an aggregate of approximately .5 million performance share units and restricted stock units did not automatically vest upon the change of control of Coventry. In the absence of such automatic vesting upon a change in control, pursuant to GAAP, Aetna estimated the fair value of these awards at the Effective Date and attributed that fair value to pre-Merger and post-Merger services. Accordingly, $6.9 million of the fair value of these awards was attributed to pre-Merger services and is included in the estimated consideration transferred, and approximately $19.0 million has been accounted for in Aetna's post-Merger financial statements as transaction-related costs and reflected as a selling, general and administrative expense in Aetna's statements of income.